Loans and Related Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	8	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 766	$ 770
Financing Receivable, Modifications, Post-Modification Recorded Investment	801	775
Financing Receivable, Modifications, Recorded Investment	767	775
Real Estate - Commercial [Member] | Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		64
Financing Receivable, Modifications, Post-Modification Recorded Investment		61
Financing Receivable, Modifications, Recorded Investment		61
Real Estate - Mortgage [Member] | Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	7	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	402	706
Financing Receivable, Modifications, Post-Modification Recorded Investment	430	714
Financing Receivable, Modifications, Recorded Investment	401	714
Real Estate - Mortgage [Member] | Non-Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	364
Financing Receivable, Modifications, Post-Modification Recorded Investment	371
Financing Receivable, Modifications, Recorded Investment	366
Restructured Loan [Member] | Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	92	770
Financing Receivable, Modifications, Post-Modification Recorded Investment	92	775
Financing Receivable, Modifications, Recorded Investment	87	775
Restructured Loan [Member] | Real Estate - Commercial [Member] | Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		64
Financing Receivable, Modifications, Post-Modification Recorded Investment		61
Financing Receivable, Modifications, Recorded Investment		61
Restructured Loan [Member] | Real Estate - Mortgage [Member] | Accruing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	92	706
Financing Receivable, Modifications, Post-Modification Recorded Investment	92	714
Financing Receivable, Modifications, Recorded Investment	$ 87	$ 714